1. Corporate information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CorporateInformationLineItems [Line Items]
Cash and cash equivalents	R$ 8,711	R$ 7,954
Trade receivable, net	686	727
Other receivable	365	381
Inventories, net	6,536	8,631
Recoverable taxes	1,199	1,692
Derivative financial instruments		73
Other current assets	251	287
Total current assets	17,857	19,968	R$ 40,518
Related parties	154	104
Recoverable taxes	3,100	2,702
Restricted deposits for legal proceedings	563	795
Investments in associates	1,250	609
Property and equipment, net	19,888	24,290	14,052
Intangible assets, net	6,164	6,236	2,818
Total non-current assets	35,654	38,507	21,139
Total assets	53,511	58,475
Trade payable, net	11,424	14,887
Payroll and related taxes	897	980
Taxes, installment and contributions payable	585	531
Borrowings and financing	2,309	3,488
Lease liabilities	947	937
Deferred revenue	297	365
Financing of property and equipment	100	231
Other current liabilities	677	703
Total current liabilities	18,699	23,135	37,256
Borrowings and financing	6,842	10,706
Lease liabilities	7,427	7,730
Related parties	168
Provision for contingencies	1,385	1,305	1,235
Deferred revenue	19	26
Deferred income tax and social contribution	1,034	1,195
Other non-current liabilities	291	68
Total non-current liabilities	18,005	21,792	11,242
Net assets	16,807	13,548	R$ 13,159
Total liabilities and shareholders' equity	53,511	R$ 58,475
Sendas distribuidora s.a [member]
CorporateInformationLineItems [Line Items]
Cash and cash equivalents	3,532
Trade receivable, net	182
Other receivable	34
Inventories, net	3,739
Recoverable taxes	768
Derivative financial instruments	57
Other current assets	36
Total current assets	8,348
Related parties	178
Recoverable taxes	866
Restricted deposits for legal proceedings	134
Financial instruments	11
Investments in associates	769
Property and equipment, net	7,477
Intangible assets, net	1,038
Total non-current assets	10,473
Total assets	18,821
Trade payable, net	5,057
Payroll and related taxes	371
Taxes, installment and contributions payable	528
Borrowings and financing	2,119
Lease liabilities	172
Deferred revenue	227
Financing of property and equipment	34
Other current liabilities	153
Total current liabilities	8,661
Borrowings and financing	5,711
Lease liabilities	2,604
Related parties	41
Provision for contingencies	281
Deferred revenue	1
Deferred income tax and social contribution	82
Other non-current liabilities	8
Total non-current liabilities	8,728
Total liabilities	17,389
Net assets	1,432
Total liabilities and shareholders' equity	R$ 18,821